Offerings	Mar. 05, 2026 USD ($) shares uSDPerShare
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the 2017 Employee, Director and Consultant Equity Incentive Plan
Amount Registered | shares	1,869,758
Proposed Maximum Offering Price per Unit | uSDPerShare	5.92
Maximum Aggregate Offering Price	$ 11,068,967
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,528.62
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the registrant’s Common Stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrant’s Common Stock as reported on The Nasdaq Global Market on March 3, 2026.
Represents additional shares of the registrant’s Common Stock reserved for issuance under the registrant’s 2017 Employee, Director and Consultant Equity Incentive Plan.The registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the 2017 Employee Stock Purchase Plan
Amount Registered | shares	467,439
Proposed Maximum Offering Price per Unit | uSDPerShare	5.92
Maximum Aggregate Offering Price	$ 2,767,239
Fee Rate	0.01381%
Amount of Registration Fee	$ 382.16
Offering Note	Represents additional shares of the registrant’s Common Stock reserved for issuance under the registrant’s 2017 Employee Stock Purchase Plan.